SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
SCHEDULE OF FOREIGN CURRENCY TRANSLATION

Translation of amounts from SGD into US$1 has been made at the following exchange rates for the years ended December 31, 2022, 2023 and 2024:

	2022	2023	2024
Year-end SGD:US$1 exchange rate	1.3404	1.3193	1.3662
Average SGD:US$1 exchange rate	1.3787	1.3428	1.3363

SCHEDULE OF PLANT AND EQUIPMENT EXPECTED USEFUL LIFE
Expected useful life
Leasehold improvements	Shorter of 3 years or the term of lease
Furniture and fittings	1-5 years
Computer equipment	3-5 years

SCHEDULE OF DISAGGREGATED ITS REVENUE FROM CONTRACTS WITH CUSTOMERS AND GEOGRAPHICAL REGION

The Company has disaggregated its revenue from contracts with customers into categories based on the nature of the revenue. The following tables present the revenue streams by products and geographical region, as follows:

	For the years ended December 31,
	2022	2023	2024
By products:

Leather and Fabric Upholstered Furniture	5,268,557	4,430,299	3,642,659
Case Goods and Accessories	704,526	642,021	530,369
Total	5,973,083	5,072,320	4,173,028

	For the years ended December 31,
	2022	2023	2024
By countries:

Singapore	5,973,083	5,072,320	3,998,341
Japan	-	-	160,125
Korea	-	-	14,562
Total	5,973,083	5,072,320	4,173,028